SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT FIVE

Seasons Advisor III Variable Annuity

Effective on or about October 22, 2018, the following Target Underlying Fund of the SunAmerica Series Trust (“SAST”) has been reorganized and merged into the Acquiring Underlying Fund as indicated below.

Target Underlying Fund	Acquiring Underlying Fund	Managed By	Trust
SA Columbia Focused Growth	SA AB Growth	AllianceBernstein L.P.	SAST

The investment requirements for the following living benefits have been amended as a result of the fund merger described above.

MARKETLOCK FOR LIFE PLUS (Contracts purchased prior to May 1, 2009)

The following replaces the investment requirement option 2 if you elected the Marketlock for Life Plus living benefit.

(2) Allocate your investments in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Non Restricted	Minimum 0% Maximum 100%

Premier Portfolios

Fidelity VIP Investment Grade Bond

Seasons Strategies

Balanced Growth Strategy

Conservative Growth Strategy

Growth Strategy

Moderate Growth Strategy

Select Portfolios

SA DFA Ultra Short Bond Portfolio

SA Multi-Managed Diversified Fixed Income

SA Wellington Real Return

Managed Allocation Portfolios

SA Allocation Balanced

SA Allocation Moderate

SA Allocation Moderate Growth

DCA Fixed Accounts (if available)

6-Month DCA

1-Year DCA

2-Year DCA

Fixed Accounts

1-Year Fixed (if available)

B. Equity Maximum	Minimum 0% Maximum 15%	Premier Portfolios SA AB Growth SA American Funds Global Growth SA American Funds Growth SA American Funds Growth-Income Fidelity VIP Contrafund Fidelity VIP Equity-Income

Fidelity VIP Mid Cap

Fidelity VIP Overseas

T. Rowe Price Blue Chip Growth II

T. Rowe Price Equity Income II

Select Portfolios

SA Multi-Managed International Equity

SA Multi-Managed Large Cap Growth

SA Multi-Managed Large Cap Value

SA Multi-Managed Mid Cap Growth

SA Multi-Managed Mid Cap Value

SA Multi-Managed Small Cap

Focused Portfolio

SA Columbia Focused Value Portfolio

C. Fully Restricted	No Investment Allowed	Managed Allocation Portfolio SA Allocation Growth

MARKETLOCK FOR LIFE PLUS OPTION EXTENSION (Contracts purchased between February 4, 2008 – May 3, 2009)

The following replaces the investment requirement option 3 if you elected the extension of the Income Base Evaluation Period on or about your tenth contract anniversary.

Option 3	At least 50% in one or more of the following: SA DFA Ultra Short Bond SA VCP Dynamic Allocation SA VCP Dynamic Strategy Up to 50% in accordance with the requirements outlined in the table below:
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Non Restricted	Minimum 0% Maximum 50%

Premier Portfolios

Fidelity VIP Investment Grade Bond

Seasons Strategies

Balanced Growth Strategy

Conservative Growth Strategy

Growth Strategy

Moderate Growth Strategy

Select Portfolios

SA DFA Ultra Short Bond Portfolio

SA Multi-Managed Diversified Fixed Income

SA Wellington Real Return

Managed Allocation Portfolios

SA Allocation Balanced

SA Allocation Moderate

SA Allocation Moderate Growth

DCA Fixed Accounts (if available)

6-Month DCA

1-Year DCA

2-Year DCA

Fixed Accounts

1-Year Fixed (if available)

B. Equity Maximum	Minimum 0% Maximum 7.5%	Premier Portfolios SA AB Growth SA American Funds Global Growth SA American Funds Growth

SA American Funds Growth-Income

Fidelity VIP Contrafund

Fidelity VIP Equity-Income

Fidelity VIP Mid Cap

Fidelity VIP Overseas

T. Rowe Price Blue Chip Growth II

T. Rowe Price Equity Income II

Select Portfolios

SA Multi-Managed International Equity

SA Multi-Managed Large Cap Growth

SA Multi-Managed Large Cap Value

SA Multi-Managed Mid Cap Growth

SA Multi-Managed Mid Cap Value

SA Multi-Managed Small Cap

Focused Portfolio

SA Columbia Focused Value Portfolio

Dated: April 18, 2019

Please keep this supplement with your prospectus.